CIRR-system (Tables)	9 Months Ended
Sep. 30, 2018
CIRR-system
The disclosure of information about CIRR-systems.

Skr mn	Jul-Sep 2018	Apr–Jun 2018	Jul-Sep 2017	Jan-Sep 2018	Jan–Sep 2017	Jan-Dec 2017
Interest income	432	395	319	1,165	990	1,343
Interest expenses	-397	-344	-280	-1,057	-806	-1,115

Net interest income	35	51	39	108	184	228

Interest compensation	1	19	12	20	26	26
Exchange-rate differences	-1	7	-2	8	-6	-6

Profit before compensation to SEK	35	77	49	136	204	248
Administrative remuneration to SEK	-41	-38	-30	-111	-93	-123

Operating profit CIRR-system	-6	39	19	25	111	125
Reimbursement to (–) / from (+) the State	6	-39	-19	-25	-111	-125

Skr mn	September 30, 2018	December 31, 2017
Cash and cash equivalents	-155	10
Loans	67,559	49,124
Derivatives	1,870	522
Other assets	2,379	3,472
Prepaid expenses and accrued revenues	524	364

Total assets	72,177	53,492

Liabilities	67,616	49,252
Derivatives	4,059	3,789
Accrued expenses and prepaid revenues	502	451

Total liabilities	72,177	53,492

Commitments
Committed undisbursed loans	50,411	69,166
Binding offers	932	628